Maxim SecureFoundation Lifetime 2020 Portfolio
Portfolio Summary Maxim SecureFoundation® Lifetime 2020 Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation and income consistent with its current asset allocation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (“Guarantee Benefit Fee”), which is described in the Guarantee prospectus or disclosure statement, or the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.

Since the Portfolio pursues its investment objective by investing in Underlying Portfolios, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the Underlying Portfolios.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Maxim SecureFoundation Lifetime 2020 Portfolio		Class G	Class G1	Class L
Management Fees		0.12%	0.12%	0.12%
Distribution (12b-1) Fees		none	0.10%	0.25%
Other Expenses		none	none	none
Acquired Fund Fees and Expenses		0.68%	0.68%	0.68%
Total Annual Portfolio Operating Expenses	[1]	0.80%	0.90%	1.05%
[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee or any fees and expenses of any Permitted Account. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim SecureFoundation Lifetime 2020 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class G	82	255	444	990
Class G1	92	287	498	1,108
Class L	107	334	579	1,283

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the period from January 31, 2011 (inception) through December 31, 2011, the Portfolio’s turnover rate was 233.58% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Portfolio:

The Portfolio seeks to achieve its objective by investing in a professionally selected mix of Underlying Portfolios that is tailored for investors planning to retire in, or close to, 2020 (which is assumed to be at age 65). The Portfolio is designed for investors who plan to withdraw the value of their account in the Portfolio gradually after retirement. Under normal conditions, the Portfolio will invest 50-70% of its net assets in Underlying Portfolios that invest primarily in equity securities and 30-50% of its net assets in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may also invest in the GWL&A Contract.

MCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Portfolios. The Portfolio invests primarily in Underlying Portfolios designed to track the performance of a specified securities index (“Index Portfolios”). Each Underlying Portfolio has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Portfolio’s expected target allocation for the various asset classes at its inception, and the Underlying Portfolios in which the Portfolio expects to invest at its inception:

Large Blend	24.8%	Diversified Emerging Markets	2.0%
Maxim S&P 500® Index Portfolio Initial		Northern Emerging Markets Equity Index
Mid Blend	10.7%	Intermediate-Term Bond	35.8%
Maxim S&P MidCap 400® Index Portfolio Initial		Maxim Bond Index Portfolio Initial
Small Blend	6.8%	Short-Term Income/Cash	5.5%
Maxim S&P SmallCap 600® Index Portfolio Initial		GWL&A Contract
International Large Blend	14.4%
Maxim International Index Portfolio Initial

The Portfolio will automatically rebalance its holdings of the Underlying Portfolios on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying Portfolio allocations, and the Underlying Portfolios themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying Portfolios, or change asset allocations at any time and without shareholder notice or approval.

The following chart illustrates the Portfolio’s target asset allocation among U.S. equity, foreign equity, fixed income, and short-term income asset classes as of the date of this Prospectus. The illustration reflects the Portfolio’s neutral allocations (without any tactical adjustments by MCM). The Portfolio’s actual asset allocation may differ from this illustration to reflect MCM’s tactical adjustments to the asset mix based on market outlook or other factors. MCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Years to Retirement (Age 65)	45	44	43	42	41	40	39	38	37	36	35	34
US Equity	55.5%	55.8%	56.1%	56.4%	56.7%	57.0%	57.2%	57.5%	57.8%	58.0%	58.2%	58.4%
Non-US Equity	36.5%	36.2%	35.9%	35.6%	35.3%	34.9%	34.6%	34.3%	33.9%	33.6%	33.2%	32.9%
Fixed Income	8.0%	8.0%	8.0%	8.0%	8.0%	8.1%	8.2%	8.2%	8.3%	8.4%	8.6%	8.7%
Short Term Income	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Years to Retirement (Age 65)	33	32	31	30	29	28	27	26	25	24	23	22
US Equity	58.6%	58.8%	59.1%	59.0%	59.0%	58.9%	58.9%	58.9%	58.3%	57.8%	57.2%	56.7%
Non US Equity	32.5%	32.2%	31.8%	31.3%	30.9%	30.4%	29.9%	29.4%	28.8%	28.1%	27.4%	26.7%
Fixed Income	8.9%	9.0%	9.2%	9.6%	10.0%	10.5%	10.9%	11.3%	12.4%	13.5%	14.6%	15.7%
Short Term Income	0.0%	0.0%	0.0%	0.1%	0.1%	0.2%	0.3%	0.4%	0.5%	0.6%	0.8%	0.9%
Years to Retirement (Age 65)	21	20	19	18	17	16	15	14	13	12	11	10
US Equity	56.1%	55.0%	54.0%	52.9%	51.8%	50.7%	49.3%	48.0%	46.6%	45.3%	43.9%	42.7%
Non US Equity	26.0%	25.2%	24.3%	23.4%	22.6%	21.7%	20.8%	20.0%	19.1%	18.2%	17.4%	16.6%
Fixed Income	16.7%	18.4%	20.1%	21.7%	23.4%	25.0%	26.8%	28.5%	30.3%	32.0%	33.8%	35.1%
Short Term Income	1.1%	1.4%	1.7%	2.0%	2.3%	2.6%	3.1%	3.5%	4.0%	4.5%	4.9%	5.5%
Years to Retirement (Age 65)	9	8	7	6	5	4	3	2	1	0	-1	-2
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%
Years to Retirement (Age 65)	-3	-4	-5	-6	-7	-8	-9	-10	-11	-12	-13	-14
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%
Years to Retirement (Age 65)	-15	-16	-17	-18	-19	-20	-21	-22	-23	-24	-25	-26
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%
Years to Retirement (Age 65)	-27	-28	-29	-30	-31	-32	-33	-34	-35
US Equity	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%	42.7%
Non-US Equity	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%	16.6%
Fixed Income	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%	35.1%
Short Term Income	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%	5.5%

Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk
  Since the Portfolio invests directly in the Underlying Portfolios, all risks associated with the eligible Underlying Portfolios apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying Portfolio than another, the Portfolio will have greater exposure to the risks of that Underlying Portfolio.
  Since the Portfolio invests in Underlying Portfolios, you will bear your proportionate share of expenses of the Portfolio and indirectly of the Underlying Portfolios, resulting in an additional layer of expenses.
  The Portfolio is classified as non-diversified under the Investment Company Act of 1940, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Portfolios. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.
Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

The following are risks associated with Underlying Portfolio investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying Portfolio will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Portfolios will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Portfolio invests will have a significant impact on the performance of the Underlying Portfolio.

Currency Exchange Rate Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying Portfolio to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Portfolio’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Tracking a Benchmark Index Risk - Index Portfolios are mutual funds designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk - Underlying Portfolios may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying Portfolio will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Portfolio may be required to sell liquid securities at an unfavorable time.

Derivatives Risk - Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. An Underlying Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Portfolio’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Conflict of Interest Risk - MCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee available with the Portfolio.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying Portfolios is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee - The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who allocate account value to the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Portfolio is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. The Guarantee does not guarantee the investment performance of the Portfolio.
Performance
No portfolio performance data is provided because the Portfolio commenced operations on January 31, 2011. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.